CORPORATE INFORMATION - Information About Subsidiaries (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Issued ordinary shares/paid-up capital	$ 100,000	$ 100,000
Legend Biotech Limited (“Legend BVI”)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	Legend Biotech Limited (“Legend BVI”)
Place and date of incorporation	The British Virgin Islands June 2, 2015
Issued ordinary shares/paid-up capital	$ 2,453,819,239
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding
Legend Biotech HK Limited (“Legend HK”)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	Legend Biotech HK Limited (“Legend HK”)
Place and date of incorporation	Hong Kong June 3, 2015
Issued ordinary shares/paid-up capital	$ 2,453,819,239
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding
Nanjing Legend Biotechnology Co., Ltd. (“Legend Nanjing”)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	Nanjing Legend Biotechnology Co., Ltd. (“Legend Nanjing”)
Place and date of incorporation	PRC* November 17, 2014
Issued ordinary shares/paid-up capital	$ 212,500,000
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Manufacture and sale of life sciences research products; performance and sale of research and development services
Legend Biotech USA Incorporated (“Legend USA”)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	Legend Biotech USA Incorporated (“Legend USA”)
Place and date of incorporation	Delaware, United States of America August 31, 2017
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Manufacture and sale of life sciences products; performance of life sciences research and development
Legend Biotech Ireland Limited (“Legend Ireland”)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	Legend Biotech Ireland Limited (“Legend Ireland”)
Place and date of incorporation	Ireland November 13, 2017
Issued ordinary shares/paid-up capital	$ 2,217,445,234
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Manufacture and sale of life sciences products; performance of life sciences research and development
Legend Biotech Belgium B.V. (“Legend Belgium”)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	Legend Biotech Belgium B.V. (“Legend Belgium”)
Place and date of incorporation	Belgium June 23, 2021
Issued ordinary shares/paid-up capital	$ 46,177,685
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Manufacture and sale of life sciences products
Hainan Chuanji Biotechnology Co., Ltd. (“Hainan Chuanji”)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	Hainan Chuanji Biotechnology Co., Ltd. (“Hainan Chuanji”)
Place and date of incorporation	PRC October 25, 2021
Issued ordinary shares/paid-up capital	$ 4,000,000
Percentage of equity interest attributable to the Company	100.00%
Principal activities	General & administrative
Shanghai Chuanji Biotech Co., Ltd "(Shanghai Chuanji")
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	Shanghai Chuanji Biotech Co., Ltd "(Shanghai Chuanji")
Place and date of incorporation	PRC January 22, 2025
Issued ordinary shares/paid-up capital	$ 4,122,000
Issued capital paid	$ 2,061,000
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Manufacture and sale of life sciences products; performance of life sciences research and development